Note 5 - Software License (Details) - USD ($)	9 Months Ended	12 Months Ended	21 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2015
Payments to Acquire Technology		$ 25,000
Loyl.Me
License agreement payment terms	The agreement requires nine installment payments of $25,000, each to be paid with a combination of cash and stock, and 8% of revenue from the use of the licensed technology
Payments to Acquire Technology			$ 205,000